Offerings - Offering: 1	Mar. 05, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	6,312,454
Maximum Aggregate Offering Price	$ 311,140,858.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-270299
Carry Forward Initial Effective Date	Mar. 06, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 34,287.73
Offering Note	Each share of common stock registered hereunder includes an associated preferred share purchase right. Such preferred share purchase rights are not currently separable from the shares of common stock, and the value, if any, attributable to such preferred share purchase rights is reflected in the market price of the shares of common stock. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering such additional indeterminate number of shares of common stock as may become issuable with respect to the shares of common stock registered hereunder as a result of stock splits, stock dividends or similar transactions. In accordance with Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include 6,312,454 shares of common stock that were previously registered, but unsold, pursuant to a registration statement on Form S-3 (File No. 333-270299) filed on March 6, 2023. Pursuant to Rule 415(a)(6), the fee previously paid by the registrant with respect to such unsold shares of common stock continues to apply to such shares and no fees are due with respect to such shares.